Annual Total Returns - International Capital Appreciation Portfolio [BarChart] - 02.28 VIP International Capital Appreciation Portfolio Initial, Service, Service 2 PRO-09 - International Capital Appreciation Portfolio - VIP International Capital Appreciation Portfolio-Initial VIP
Apr. 30, 2022
Bar Chart Table:
Annual Return 2012	25.91%
Annual Return 2013	21.62%
Annual Return 2014	3.01%
Annual Return 2015	3.22%
Annual Return 2016	(2.98%)
Annual Return 2017	36.45%
Annual Return 2018	(12.75%)
Annual Return 2019	33.33%
Annual Return 2020	22.18%
Annual Return 2021	12.39%